LOANS AND ADVANCES TO CUSTOMERS, NET - Loans and advances according to their type of evaluation (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
LOANS AND ADVANCES TO CUSTOMERS, NET
Financial assets investments	$ 34,317,259 [1]	$ 37,570,270
Stage 3
LOANS AND ADVANCES TO CUSTOMERS, NET
Financial assets investments	566,597	$ 1,318,452
Collectively evaluated | Stage 3
LOANS AND ADVANCES TO CUSTOMERS, NET
Financial assets investments	$ 4,300,000
Percentage of loan portfolio in default	1.70%

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.